FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair values of derivative instruments designated and not designated as cash flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2024	December 31, 2023
Designated derivative instruments - short-term assets:
Interest rate swaps	2,874	4,333
Non-designated derivative instruments - short-term assets:
Interest rate swaps	124	284
Commodity swaps	19	—
Total derivative instruments - short-term assets	3,017	4,617

Designated derivative instruments - long-term assets:
Interest rate swaps	—	2,357
Non-designated derivative instruments - long-term assets:
Interest rate swaps	12,624	11,251
Total derivative instruments - long-term assets	12,624	13,608

(in thousands of $)	June 30, 2024	December 31, 2023
Designated derivative instruments - short-term liabilities:
Cross currency swaps	11,118	11,845
Non-designated derivative instruments - short-term liabilities:
Cross currency swaps	586	85
Commodity swaps	—	436
Total derivative instruments - short-term liabilities	11,704	12,366

Designated derivative instruments - long-term liabilities:
Cross currency swaps	—	8,965
Total derivative instruments - long-term liabilities	—	8,965

Derivative Instruments, Gain (Loss)
Movements in the Consolidated Statement of Operations are summarized as follows:

	Six months ended
(in thousands of $)	June 30, 2024	June 30, 2023
Net gain/(loss) in fair value movements of non-designated derivatives	1,555	(5,571)
Net cash movement on non-designated derivatives and swap settlements	2,975	2,877
Total cash movement and valuation gain/(loss) on non-designated derivatives	4,530	(2,694)

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities as of June 30, 2024 and December 31, 2023 are as follows:

	June 30, 2024		December 31, 2023
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Equity securities	4,662	4,662	5,104	5,104
NOK700 million senior unsecured floating rate bonds due 2024	—	—	68,426	68,919
NOK600 million senior unsecured floating rate bonds due 2025	53,373	54,174	58,089	59,181
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	149,813	150,000	146,310
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	154,125	150,000	152,820
8.25% senior unsecured sustainability-linked bonds due 2028	150,000	150,375	—	—
Derivatives:
Interest rate/ currency/ commodity swap contracts - short-term receivables	3,017	3,017	4,617	4,617
Interest rate/ currency/ commodity swap contracts - long-term receivables	12,624	12,624	13,608	13,608
Interest rate/ currency/ commodity swap contracts - short-term payables	11,704	11,704	12,366	12,366
Interest rate/ currency/ commodity swap contracts - long-term payables	—	—	8,965	8,965

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The fair values of financial assets and liabilities as of June 30, 2024, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2024	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity securities	4,662	4,662
Interest rate/ currency/ commodity swap contracts, short-term receivables	3,017		3,017
Interest rate/ currency/ commodity swap contracts, long-term receivables	12,624		12,624
Total assets	20,303	4,662	15,641	—
Liabilities:
NOK600 million senior unsecured floating rate bonds due 2025	54,174	54,174
7.25% senior unsecured sustainability-linked bonds due 2026	149,813	149,813
8.875% senior unsecured sustainability-linked bonds due 2027	154,125	154,125
8.25% senior unsecured sustainability-linked bonds due 2028	150,375	150,375
Interest rate/ currency/ commodity swap contracts, short-term payables	11,704		11,704
Total liabilities	520,191	508,487	11,704	—